BANK BORROWINGS	12 Months Ended
Dec. 31, 2023
BANK BORROWINGS
BANK BORROWINGS

NOTE 6 – BANK BORROWINGS

	2023	2022

Short-term bank borrowings	183,472	21,501
Long-term bank borrowings	2,809	18,000

	186,281	39,501

As of 31 December 2023, supplier and merchant financing loans make up TRY17,742 thousand of the short-term bank borrowings (2022: supplier and merchant financing loans make up TRY1,348 thousand of the short-term bank borrowings).

All bank borrowings are denominated in Turkish Lira. As of 31 December 2023, the average annual effective interest rate for bank borrowings is 20.2% and the average annual effective interest rate for supplier and merchant financing loans is 57.6% (2022: 21.3% for bank borrowings and 22.71% for supplier and merchant financing loans).

The Group’s bank borrowings comprise fixed interest rate loans.

NOTE 6 - BANK BORROWINGS (Continued)

The repayment schedule of the bank borrowings are as follows:

	2023	2022

To be paid within 1 year	183,472	21,501
To be paid between 1-2 years	2,809	13,371
To be paid between 2-3 years	—	4,629

	186,281	39,501

The movement schedule of the Group’s bank borrowings is disclosed in Note 25.